Fair Value Measurements - Summary of Financial Assets at Fair Value of Other Comprehensive Income (Detail) - JPY (¥) ¥ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity instruments		¥ 9,648	¥ 7,296
Trading securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity instruments		6,751	791
Non-trading Securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity instruments	[1]	¥ 2,897	¥ 6,505

[1]	The fair value of non-marketable equity instruments measured at FVOCI are mainly consist of finance related business of 3,000 million yen, AI of 1,192 million yen, and other business such as advertising of 2,313 million yen as of December 31, 2018. The fair value of non-marketable equity instruments measured at FVOCI are mainly consist of AI of 801 million yen and other business such as advertising of 2,096 million yen.